Summary of compensation awarded to key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation Of Key Management
Salaries and short-term benefits	$ 1,848	$ 1,646	$ 1,540
Consultant’s fees	17	163	167
Post-retirement benefits	63	70	86
Stock-based compensation	460	295	160
Key management compensation	$ 2,388	$ 2,174	$ 1,953